BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2019
BUSINESS ACQUISITIONS
BUSINESS ACQUISITIONS

10.  BUSINESS ACQUISITIONS

2019

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On February 13, 2019, TVA Group Inc. (“TVA Group”) acquired the companies in the Serdy Média inc. and Serdy Video Inc. groups, including the Évasion and Zeste specialty channels, for a total cash consideration of $23.5 million, net of cash acquired of $0.5 million. An amount of $1.6 million relating to certain post-closing adjustments was also paid during the third quarter of 2019. The acquired assets consist mainly of intangible assets and goodwill.

On April 1, 2019, TVA Group acquired the Incendo Media inc. group, a Montréal-based producer and distributor of television programs for international markets, for a cash consideration of $11.1 million (net of cash acquired of $0.9 million) and a balance payable at fair value of $6.8 million. An amount of $0.6 million relating to certain post-closing adjustment was also received during the third quarter of 2019. The purchase price is subject to adjustments relating to the achievement of future conditions. The acquired assets consist mainly of intangible assets and goodwill.

2018

•	In 2018, the Corporation acquired businesses, included in the Media segment and in the Sport and Entertainment segment, for a total cash consideration of $10.3 million.

2017

•	In 2017, the Corporation acquired a business, included in the Sports and Entertainment segment, for a cash consideration of $0.2 million.

No amount of goodwill is deductible for tax purposes in 2019 ($0.6 million in 2018 and none in 2017).